Fair Value Measurements - Changes in the fair value (Details)	9 Months Ended
	Sep. 30, 2021 USD ($) Y	Aug. 26, 2021 USD ($)
Contingent earnout liability | Expected term
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Measurement input	10.00	10.00
Level 3 | Contingent earnout liability
Changes in the fair value of the Level 3 financial instruments
Fair value of liability recognized	$ (159,432,000)
Change in fair value included in other (expense) income	(9,768,000)
Ending balance	(169,200,000)
Level 3 | Private Placement Warrants
Changes in the fair value of the Level 3 financial instruments
Fair value of liability recognized	(553,000)
Change in fair value included in other (expense) income	(2,000)
Ending balance	$ (555,000)